DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments and Hedging Activities [Absract]
Cash Flow Hedge Of Anticipated Future Debt Issuance	$ 3,750	$ 1,500
Finance Transactions loss Gain	336
Teva Other Comprehensive Loss	$ 493